Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	58 Months Ended	60 Months Ended	64 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000216959
Average Annual Return [Line Items]
Average Annual Return, Percent	0.81%	5.55%	4.38%
Without Sales Load [Member] | C000216959
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%	7.97%	4.88%
Without Sales Load [Member] | C000216960
Average Annual Return [Line Items]
Average Annual Return, Percent	3.27%	8.26%		6.07%	3.91%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(1.09%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%		(0.67%)	0.27%